Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets
Information regarding our definite-lived intangible assets is a follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
December 31, 2011
Internal software development costs	3.0	$26,445	$16,884	$9,561
Computer software	5.0	38,715	12,961	25,754
Licenses and intellectual property	5.0	29,092	16,806	12,286
Trademark and trade name	1.6	4,334	924	3,410
Customer relationships	4.0	24,295	2,517	21,778
Developed technology	3.5	22,088	3,685	18,403
Intangible assets	4.0	$144,969	$53,777	$91,192
December 31, 2010
Internal software development costs	3.0	$19,522	$11,116	$8,406
Computer software	5.0	17,821	8,331	9,490
Licenses and intellectual property	5.0	28,593	11,908	16,685
Trademark and trade name	1.3	637	127	510
Customer relationships	4.8	5,838	945	4,893
Developed technology	4.6	7,134	1,468	5,666
Intangible assets	4.4	$79,545	$33,895	$45,650

Gross amortization expense during 2011, 2010 and 2009 was $22.7 million, $14.4 million and $10.6 million, respectively.
The annual estimated amortization expense for the above intangible assets as of December 31, 2011 is as follows:

Amount
(in thousands)
2012	$24,506
2013	22,253
2014	17,984
2015	13,223
2016	9,483
Thereafter	3,743
Total	$91,192